Discontinued Operations (Details) $ in Millions		12 Months Ended
	Nov. 04, 2024 segment	Sep. 28, 2024 USD ($) segment	Sep. 30, 2023 USD ($)
Discontinued Operations
Number of reporting segments | segment		3
Financial results of HHNF
Income before income taxes		$ 56	$ 90
Income tax expense		11	31
Net income from discontinued operations		45	59
Assets
Total current assets, discontinued operations		887	832
Total non-current assets, discontinued operations		2,070	2,194
Liabilities
Total current liabilities, discontinued operations		413	378
Total non-current liabilities, discontinued operations		189	201
Subsequent Event
Discontinued Operations
Number of reporting segments | segment	4
HHNF | Discontinued operations
Financial results of HHNF
Net sales		2,187	2,254
Cost of sales		1,950	1,982
Selling, general and administrative expenses		108	110
Amortization of intangibles		48	51
Business consolidation and other activities		30	24
Operating income		51	87
Interest expense (income)		4	(1)
Other expense (income)		(9)	(2)
Income before income taxes		56	90
Income tax expense		11	31
Net income from discontinued operations		45	59
Separation costs related to the spin-off		19
Assets
Cash and cash equivalents		230	214
Receivables, net		333	311
Inventories, net		262	252
Other current assets		62	55
Total current assets, discontinued operations		887	832
Property, plant and equipment, net		948	999
Goodwill and intangibles, net		1,036	1,084
Right of use asset		49	52
Other assets		37	59
Total non-current assets, discontinued operations		2,070	2,194
Liabilities
Accounts payable		295	266
Other current liabilities		118	112
Total current liabilities, discontinued operations		413	378
Deferred income taxes		62	61
Operating lease liability		39	41
Other non-current liabilities		88	99
Total non-current liabilities, discontinued operations		$ 189	$ 201